JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares	Value ($)
LONG POSITIONS — 116.2%
COMMON STOCKS — 114.5%
Aerospace & Defense — 3.7%
Arconic, Inc.	2,960	76,960
General Dynamics Corp. (a)	1,211	221,286
Northrop Grumman Corp.	338	126,679

		424,925

Airlines — 3.8%
JetBlue Airways Corp.*	4,000	67,000
Southwest Airlines Co. (a)	6,742	364,135

		431,135

Automobiles — 0.5%
General Motors Co.	1,607	60,230

Banks — 14.1%
Bank of America Corp.	8,317	242,607
Citizens Financial Group, Inc.	2,254	79,724
Comerica, Inc.	3,300	217,767
East West Bancorp, Inc.	1,643	72,768
KeyCorp (a)	10,376	185,108
Regions Financial Corp.	2,706	42,809
Synovus Financial Corp.	1,047	37,441
TCF Financial Corp.	960	36,547
Umpqua Holdings Corp.	2,875	47,322
US Bancorp	4,397	243,330
Wells Fargo & Co.	8,284	417,845

		1,623,268

Beverages — 1.8%
Coca-Cola Co. (The)	2,030	110,513
Constellation Brands, Inc., Class A	444	92,033

		202,546

Biotechnology — 2.6%
AbbVie, Inc.	1,200	90,864
Alexion Pharmaceuticals, Inc.*	262	25,660
Celgene Corp.*	1,522	151,135
Regeneron Pharmaceuticals, Inc.*	100	27,740

		295,399

Capital Markets — 3.2%
BlackRock, Inc.	169	75,313
Intercontinental Exchange, Inc.	611	56,377
Morgan Stanley (a)	5,535	236,179

		367,869

Chemicals — 7.1%
Celanese Corp.	423	51,729
Eastman Chemical Co. (a)	1,217	89,851
FMC Corp. (a)	6,924	607,096
Linde plc (United Kingdom)	349	67,608

		816,284

Consumer Finance — 1.2%
Capital One Financial Corp.	1,554	141,383

Containers & Packaging — 1.3%
Crown Holdings, Inc.*	2,303	152,136

Diversified Financial Services — 2.8%
Berkshire Hathaway, Inc., Class B* (a)	1,536	319,519

Electric Utilities — 2.6%
Edison International	1,253	94,501
Exelon Corp.	4,144	200,197

		294,698

Equity Real Estate Investment Trusts (REITs) — 7.3%
Empire State Realty Trust, Inc., Class A	2,957	42,196
Gaming and Leisure Properties, Inc.	930	35,563
JBG SMITH Properties	3,044	119,355
Liberty Property Trust	1,300	66,729
SL Green Realty Corp.	730	59,678
Ventas, Inc.	3,428	250,347
VEREIT, Inc.	7,000	68,460
VICI Properties, Inc.	2,617	59,275
Weingarten Realty Investors	4,700	136,911

		838,514

Food & Staples Retailing — 1.8%
Sprouts Farmers Market, Inc.*	3,054	59,065
Walmart, Inc.	1,268	150,486

		209,551

Food Products — 1.6%
Conagra Brands, Inc.	1,268	38,902
Lamb Weston Holdings, Inc.	1,945	141,441

		180,343

Health Care Equipment & Supplies — 4.0%
Becton Dickinson and Co.	730	184,661
Zimmer Biomet Holdings, Inc. (a)	1,985	272,481

		457,142

Health Care Providers & Services — 3.5%
Cigna Corp. (a)	1,727	262,141
Laboratory Corp. of America Holdings*	823	138,264

		400,405

Hotels, Restaurants & Leisure — 2.8%
Bloomin’ Brands, Inc.	1,607	30,421
Norwegian Cruise Line Holdings Ltd.*	3,229	167,165
Royal Caribbean Cruises Ltd.	1,184	128,263

		325,849

Household Durables — 2.9%
Lennar Corp., Class A (a)	2,284	127,561
Mohawk Industries, Inc.*	907	112,532
Whirlpool Corp.	600	95,016

		335,109

Household Products — 1.1%
Energizer Holdings, Inc.	2,960	128,997

Insurance — 4.4%
Everest Re Group Ltd.	523	139,165
Hartford Financial Services Group, Inc. (The)	873	52,913
MetLife, Inc.	3,103	146,337
Prudential Financial, Inc.	1,000	89,950
Travelers Cos., Inc. (The)	518	77,021

		505,386

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
LONG POSITIONS — continued
Internet & Direct Marketing Retail — 1.2%
Expedia Group, Inc.	1,060	142,475

IT Services — 2.1%
Cognizant Technology Solutions Corp., Class A	2,875	173,262
Fidelity National Information Services, Inc.	507	67,309

		240,571

Leisure Products — 0.8%
Brunswick Corp.	1,657	86,363

Life Sciences Tools & Services — 1.7%
PRA Health Sciences, Inc.*	1,984	196,872

Machinery — 3.4%
Deere & Co.	1,000	168,680
Parker-Hannifin Corp.	507	91,569
Stanley Black & Decker, Inc.	875	126,359

		386,608

Media — 9.7%
Altice USA, Inc., Class A*	1,107	31,749
Charter Communications, Inc., Class A* (a)	811	334,229
Comcast Corp., Class A (a)	12,884	580,811
Discovery, Inc., Class A*	930	24,766
DISH Network Corp., Class A*	4,313	146,944

		1,118,499

Metals & Mining — 0.5%
Alcoa Corp.*	1,500	30,105
Alumina Ltd., ADR (Australia)	4,731	30,704

		60,809

Oil, Gas & Consumable Fuels — 7.9%
Chevron Corp. (a)	2,452	290,807
Concho Resources, Inc.	3,913	265,693
Marathon Petroleum Corp.	1,832	111,294
Parsley Energy, Inc., Class A	2,452	41,193
Pioneer Natural Resources Co. (a)	1,526	191,925

		900,912

Pharmaceuticals — 5.4%
Allergan plc (a)	523	88,016
Bristol-Myers Squibb Co.	1,099	55,730
Eli Lilly & Co.	1,121	125,362
Merck & Co., Inc. (a)	1,783	150,093
Pfizer, Inc.	5,696	204,657

		623,858

Semiconductors & Semiconductor Equipment — 2.1%
Microchip Technology, Inc.	600	55,746
NXP Semiconductors NV (Netherlands)	907	98,972
ON Semiconductor Corp.*	4,483	86,118

		240,836

Software — 1.0%
LogMeIn, Inc.	638	45,272
Microsoft Corp.	529	73,547

		118,819

Technology Hardware, Storage & Peripherals — 0.7%
Dell Technologies, Inc., Class C*	1,553	80,539

Textiles, Apparel & Luxury Goods — 0.9%
Kontoor Brands, Inc.	930	32,643
PVH Corp.	846	74,643

		107,286

Tobacco — 2.4%
Altria Group, Inc.	1,700	69,530
Philip Morris International, Inc.	2,760	209,567

		279,097

Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc.*	846	66,639

TOTAL COMMON STOCKS (Cost $12,427,932)		13,160,871

SHORT-TERM INVESTMENTS — 1.7%
INVESTMENT COMPANIES — 1.7%
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (b) (c) (Cost $195,575)	195,516	195,574

TOTAL LONG POSITIONS (Cost $12,623,507)		13,356,445

SHORT POSITIONS — (18.7)%
COMMON STOCKS — (18.7)%
Air Freight & Logistics — (0.6)%
CH Robinson Worldwide, Inc.	(355)	(30,097)
Expeditors International of Washington, Inc.	(456)	(33,876)

		(63,973)

Banks — (0.3)%
First Financial Bankshares, Inc.	(1,015)	(33,830)

Chemicals — (3.4)%
Albemarle Corp.	(1,636)	(113,735)
LyondellBasell Industries NV, Class A	(1,412)	(126,332)
Westlake Chemical Corp.	(2,224)	(145,716)

		(385,783)

Communications Equipment — (0.2)%
Cisco Systems, Inc.	(397)	(19,616)

Containers & Packaging — (0.5)%
Ball Corp.	(820)	(59,704)

Electrical Equipment — (1.0)%
Acuity Brands, Inc.	(856)	(115,380)

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
LONG POSITIONS — continued
Energy Equipment & Services — (0.2)%
Helmerich & Payne, Inc.	(634)	(25,404)

Entertainment — (0.3)%
Live Nation Entertainment, Inc.*	(489)	(32,440)

Equity Real Estate Investment Trusts (REITs) — (1.8)%
Iron Mountain, Inc.	(1,466)	(47,484)
Simon Property Group, Inc.	(652)	(101,484)
Tanger Factory Outlet Centers, Inc.	(1,948)	(30,155)
Xenia Hotels & Resorts, Inc.	(1,456)	(30,750)

		(209,873)

Food & Staples Retailing — (2.3)%
Kroger Co. (The)	(6,998)	(180,408)
Walgreens Boots Alliance, Inc.	(1,451)	(80,255)

		(260,663)

Health Care Equipment & Supplies — (1.2)%
Baxter International, Inc.	(523)	(45,747)
Edwards Lifesciences Corp.*	(227)	(49,919)
Stryker Corp.	(206)	(44,558)

		(140,224)

Health Care Technology — (0.2)%
Veeva Systems, Inc., Class A*	(175)	(26,721)

Hotels, Restaurants & Leisure — (0.7)%
Chipotle Mexican Grill, Inc.*	(15)	(12,607)
Starbucks Corp.	(826)	(73,035)

		(85,642)

Insurance — (0.8)%
Globe Life, Inc.	(1,014)	(97,101)

Internet & Direct Marketing Retail — (0.3)%
Booking Holdings, Inc.*	(16)	(31,402)

IT Services — (0.3)%
Paychex, Inc.	(404)	(33,439)

Machinery — (0.4)%
Caterpillar, Inc.	(380)	(47,998)

Multiline Retail — (0.5)%
Kohl’s Corp.	(608)	(30,193)
Target Corp.	(293)	(31,325)

		(61,518)

Paper & Forest Products — (0.4)%
Domtar Corp.	(1,223)	(43,796)

Road & Rail — (0.2)%
Uber Technologies, Inc.*	(780)	(23,766)

Software — (1.5)%
Citrix Systems, Inc.	(554)	(53,472)
Pagerduty, Inc.*	(603)	(17,035)
Slack Technologies, Inc., Class A*	(757)	(17,963)
Splunk, Inc.*	(267)	(31,469)
Trade Desk, Inc. (The), Class A*	(124)	(23,256)
Zendesk, Inc.*	(319)	(23,249)

		(166,444)

Specialty Retail — (0.4)%
Bed Bath & Beyond, Inc.	(3,881)	(41,294)

Technology Hardware, Storage & Peripherals — (0.5)%
Apple, Inc.	(277)	(62,040)

Textiles, Apparel & Luxury Goods — (0.7)%
Canada Goose Holdings, Inc. (Canada)*	(1,123)	(49,378)
Lululemon Athletica, Inc.*	(156)	(30,035)

		(79,413)

TOTAL COMMON STOCKS (Proceeds $(2,284,593))		(2,147,464)

TOTAL SHORT POSITIONS (Proceeds $(2,284,593))		(2,147,464)

Total Investments — 97.5% (Cost $10,338,914)		11,208,981
Other Assets Less Liabilities — 2.5%		280,614

Net Assets — 100.0%		11,489,595

Percentages indicated are based on net assets.

Abbreviations

ADR	American Depositary Receipt
(a)	All or a portion of the security is segregated for short sales. The total value of securities segregated as collateral is $3,293,775.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$13,356,445	$—	$—	$13,356,445

Total Liabilities for Securities Sold Short (a)	$(2,147,464)	$—	$—	$(2,147,464)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (a) (b)	$508,862	$1,449,840	$1,763,049	$(29)	$(50)	$195,574	195,516	$2,170	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of September 30, 2019.